ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
As of December 31, 2017, details of the Company’s subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

			Percentage
			of equity
			interest
			attributable
	Date of	Place of	to the
Name	establishment	establishment	Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016	Hong Kong	100%	Educational consulting
Bain Capital Rise Education (HK) Limited (“Rise HK”)	June 24, 2013	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	August 12, 2013	PRC	100%	Educational consulting
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	January 2, 2008	PRC	—	Educational consulting
VIE’s subsidiaries and school:
Beijing Haidian District Step Ahead Training School	September 18, 2008	PRC	—	Language education

Percentage
of equity
interest
attributable
	Date of	Place of	to the
Name	establishment	establishment	Company	Principal activity
Beijing Shijingshan District Step Ahead Training School	July 14, 2009	PRC	—	Language education

Beijing Changping District Step Ahead Training School	July 3, 2009	PRC	—	Language education

Beijing Chaoyang District Step Ahead Training School	July 20, 2009	PRC	—	Language education

Beijing Xicheng District RISE Immersion Subject English Training School	February 5, 2010	PRC	—	Language education

Beijing Dongcheng District RISE Immersion Subject English Training School	July 30, 2010	PRC	—	Language education

Beijing Tongzhou District RISE Immersion Subject English Training School	April 19, 2011	PRC	—	Language education

Beijing Daxing District RISE Immersion Subject English Training School	March 31, 2013	PRC	—	Language education

Beijing Fengtai District Step Ahead Training School	February 28, 2012	PRC	—	Language education

Shanghai Boyu Investment Management Co., Ltd.	January 29, 2012	PRC	—	Language education

Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010	PRC	—	Educational consulting services

Shanghai Huangpu District RISE Immersion Subject English Training School	June 17, 2011	PRC	—	Language education

Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012	PRC	—	Training services

Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014	PRC	—	Language education

Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014	PRC	—	Language education

Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017	PRC	—	Language education

Percentage
of equity
interest
attributable
	Date of	Place of	to the
Name	establishment	establishment	Company	Principal activity
Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014	PRC	—	Training services

Shenzhen Futian District Rise Training Center	January 8, 2015	PRC	—	Language education

Shenzhen Nanshan District Rise Training Center	May 26, 2015	PRC	—	Language education

Shenzhen Luohu District Rise Training Center	August 3, 2017	PRC		Language education

Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013	PRC	—	Training services

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalents	437,594	654,777	100,637
Restricted cash	5,609	10,441	1,605
Accounts receivable, net	—	1,364	210
Inventories	1,605	1,952	300
Prepayments and other current assets	38,297	32,621	5,014
Amounts due from the Group’s subsidiaries	63,897	106,748	16,406
Total current assets	547,002	807,903	124,172
Property and equipment, net	67,601	92,803	14,264
Intangible assets, net	1,740	1,060	163
Goodwill	145,781	145,781	22,406
Deferred tax assets	4,087	2,404	369
Other non-current assets	23,564	31,681	4,869
Total non-current assets	242,773	273,729	42,071
Total assets	789,775	1,081,632	166,243
Accounts payable	1,484	3,168	487
Accrued expenses and other liabilities	76,418	100,156	15,394
Deferred revenue and customer advances	581,215	776,052	119,277
Income taxes payable	1,329	18,254	2,806
Amounts due to the Group’s subsidiaries	49,007	67,990	10,449
Total current liabilities	709,453	965,620	148,413
Deferred tax liabilities	2,527	—	—
Other non-current liabilities	1,744	2,682	412
Total non-current liabilities	4,271	2,682	412
Total liabilities	713,724	968,302	148,825

	For the Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues	503,256	673,264	912,166	140,197
Net (loss)/income	(51,138)	(24,532)	24,771	3,807
Net cash provided by operating activities	99,499	49,586	263,813	40,547
Net cash used in investing activities	(34,116)	(26,792)	(46,630)	(7,167)